Annual Fund Operating Expenses	Jan. 28, 2026
Shenkman Capital Floating Rate High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 27, 2027
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.09%	[2],[3]
Fee Waiver or Reimbursement	(0.18%)	[4]
Net Expenses (as a percentage of Assets)	0.91%
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.84%	[2],[3]
Fee Waiver or Reimbursement	(0.18%)	[4]
Net Expenses (as a percentage of Assets)	1.66%
Shenkman Capital Floating Rate High Income Fund | Floating Rate Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.84%	[2],[3]
Fee Waiver or Reimbursement	(0.18%)	[4]
Net Expenses (as a percentage of Assets)	0.66%
Shenkman Capital Floating Rate High Income Fund | Floating Rate Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.74%	[2],[3]
Fee Waiver or Reimbursement	(0.18%)	[4]
Net Expenses (as a percentage of Assets)	0.56%
Shenkman Capital Short Duration High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 27, 2027
Shenkman Capital Short Duration High Income Fund | Short Duration Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.01%	[5]
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.00%
Shenkman Capital Short Duration High Income Fund | Short Duration Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.76%	[5]
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.75%
Shenkman Capital Short Duration High Income Fund | Short Duration Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.76%	[5]
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.75%
Shenkman Capital Short Duration High Income Fund | Short Duration Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.66%	[5]
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.65%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Floating Rate Fund and do not include 0.02% that is attributed to acquired fund fees and expenses (“AFFE”).
[3]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
[4]	Shenkman Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Floating Rate Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.54% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2027, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.
[5]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
[6]	Shenkman Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Short Duration Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.65% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2027, and may be terminated only by the Trust’s Board of
Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.